Fair value measurements (Details) - Schedule of provides quantitative information regarding Level 3 fair value measurements inputs at their measurement	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of provides quantitative information regarding Level 3 fair value measurements inputs at their measurement [Abstract]
Expected dividend yield
Risk-free interest rate	0.67%	0.53%
Expected volatility	66.10%	50.00%
Expected term (in years)	4 years 3 days	4 years 6 months